Computation of Unaudited Pro Forma Basic and Diluted Loss Per Share (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	6 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Mar. 31, 2014		Mar. 31, 2013	Mar. 31, 2012
PRO FORMA NET LOSS PER SHARE:
Net loss available to common stockholders, basic	$ 22,462	$ 25,284	$ (3,412)		$ 19,460	$ 29,060
Net income attributable to ADS	36,631	33,618	11,124		28,159	43,260
Weighted average common shares outstanding, basic	49,538	47,220	47,277		46,698	46,293
Adjustment to weighted average common shares related to the offering, basic			5,289	[1]
Pro forma weighted average common shares outstanding, basic			52,566
Pro forma loss per share, basic			$ (0.06)
Net loss available to common stockholders, diluted	23,535	25,284	(3,412)
Weighted average common shares outstanding, diluted	52,198	47,634	47,277		47,249	47,051
Pro forma weighted average common shares outstanding, diluted			52,566
Pro forma loss per share, diluted			$ (0.06)
Interest Expense			77
Tax Effect			(26)
Total			51
Credit Facility One [Member]
PRO FORMA NET LOSS PER SHARE:
Interest Expense			487
Tax Effect			(170)
Total			317
Credit Facility Two [Member]
PRO FORMA NET LOSS PER SHARE:
Interest Expense			(410)
Tax Effect			144
Total			(266)
Minimum [Member] | Credit Facility One [Member]
PRO FORMA NET LOSS PER SHARE:
Line credit facility, expiration dates			Jan. 15, 2014
Minimum [Member] | Credit Facility Two [Member]
PRO FORMA NET LOSS PER SHARE:
Line credit facility, expiration dates			Apr. 01, 2013
Maximum [Member] | Credit Facility One [Member]
PRO FORMA NET LOSS PER SHARE:
Line credit facility, expiration dates			Mar. 31, 2014
Maximum [Member] | Credit Facility Two [Member]
PRO FORMA NET LOSS PER SHARE:
Line credit facility, expiration dates			Jan. 15, 2014
Pro Forma [Member]
PRO FORMA NET LOSS PER SHARE:
Interest expense, net of tax			51	[2]
Net income attributable to ADS			(3,361)
Weighted average common shares outstanding, basic			47,277
Net loss available to common stockholders, diluted			$ (3,361)
Weighted average common shares outstanding, diluted			47,277
Adjustment to weighted average common shares related to the offering, diluted			5,289	[1]

[1]	This adjustment computes the increase to weighted average common shares outstanding in accordance with SAB Topic 1B3.
[2]	These adjustments reflect the elimination of the historical interest expense assuming the gross offering proceeds of $84,632 were used to repay the Revolving Credit Facility as of April 1, 2013, as well as the inclusion of interest expense for the portion of the amount borrowed on the Revolving Credit Facility to pay the Special Dividend on January 15, 2014 in excess of the gross offering proceeds, assuming that amount was borrowed as of April 1, 2013.